Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

November 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES—80.0%
308,504	iShares iBoxx High Yield Corporate Bond ETF (a)	$23,341,413
251,445	SPDR Bloomberg High Yield Bond ETF (a)	23,341,639

	TOTAL INVESTMENT COMPANIES (Cost $45,848,359)	$46,683,052

SHORT TERM INVESTMENTS—4.8%
Money Market Funds—4.8%
2,780,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	$2,780,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,780,000)	$2,780,000

	TOTAL INVESTMENTS (Cost $48,628,359)—84.8%	$49,463,052
	Other Assets in Excess of Liabilities—15.2%	8,885,430

	TOTAL NET ASSETS—100.0%	$58,348,482

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,780,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	4.3000% representing 1 month SOFR rate + spread	UBS Securities LLC	10/10/2023	255,396	$23,051,490	$278,392

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES—60.6%
2,610	Invesco QQQ Trust Series 1 (a)	$765,670

	TOTAL INVESTMENT COMPANIES (Cost $722,617)	$765,670

SHORT TERM INVESTMENTS—19.3%
Money Market Funds—19.3%
124,326	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (b)(c)	$124,326
120,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	120,000

	TOTAL SHORT TERM INVESTMENTS (Cost $244,326)	$244,326

	TOTAL INVESTMENTS (Cost $966,943)—79.9%	$1,009,996
	Other Assets in Excess of Liabilities—20.1%	253,603

	TOTAL NET ASSETS—100.0%	$1,263,598

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $244,326.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	4.3000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	41	$472,324	$18,741
Total return of NASDAQ-100® Index	4.3000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2022	27	309,584	13,545

					$781,908	$32,286

Direxion Monthly NASDAQ-100® Bull 1.75X Fund Schedule of Investments (Unaudited) November 30, 2022
Shares		Fair Value
INVESTMENT COMPANIES—24.0%
209,420	Invesco QQQ Trust Series 1 (a)	$61,435,451

	TOTAL INVESTMENT COMPANIES (Cost $47,422,967)	$61,435,451

SHORT TERM INVESTMENTS—23.3%
Money Market Funds—23.3%
27,461,868	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (b)(c)	$27,461,868
32,150,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	32,150,000

	TOTAL SHORT TERM INVESTMENTS (Cost $59,611,868)	$59,611,868

	TOTAL INVESTMENTS (Cost $107,034,835)—47.3%	$121,047,319
	Other Assets in Excess of Liabilities—52.7%	135,239,269

	TOTAL NET ASSETS—100.0%	$256,286,589

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $59,611,868.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	4.3000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	16,497	$194,788,165	$2,683,708
Total return of NASDAQ-100® Index	4.3000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	15,683	178,426,695	9,387,568

					$373,214,860	$12,071,276

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES—45.8%
89,400	iShares Core S&P 500 ETF (a)	$36,593,208
	TOTAL INVESTMENT COMPANIES (Cost $34,681,585)	$36,593,208

SHORT TERM INVESTMENTS—22.8%
Money Market Funds—22.8%
14,440,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (b)(c)	$14,440,000
3,750,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	3,750,000

	TOTAL SHORT TERM INVESTMENTS (Cost $18,190,000)	$18,190,000

	TOTAL INVESTMENTS (Cost $52,871,585)—68.6%	$54,783,208
	Other Assets in Excess of Liabilities—31.4%	25,120,580

	TOTAL NET ASSETS—100.0%	$79,903,788

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,190,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	4.3700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	7,100	$28,269,185	$625,278
Total return of S&P 500® Index	4.2500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	18,219	72,113,687	2,167,990

					$100,382,872	$2,793,268

Direxion Monthly S&P 500® Bear1.75X Fund Schedule of Investments (Unaudited) November 30, 2022
Shares		Fair Value
SHORT TERM INVESTMENTS—46.0%
Money Market Funds—46.0%
3,460,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (a)(b)	$3,460,000
530,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (a)(b)	530,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,990,000)	$3,990,000

	TOTAL INVESTMENTS (Cost $3,990,000)—46.0%	$3,990,000
	Other Assets in Excess of Liabilities—54.0%	4,689,052

	TOTAL NET ASSETS—100.0%	$8,679,052

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,990,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.0500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2022	3,129	$11,764,206	$(983,806)
4.1200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	595	2,238,474	(186,667)

					$14,002,680	$(1,170,473)

Direxion Monthly Small Cap Bull 1.75X Fund Schedule of Investments (Unaudited) November 30, 2022
Shares		Fair Value
INVESTMENT COMPANIES—50.5%
22,500	iShares Russell 2000 ETF (a)	$4,215,825

	TOTAL INVESTMENT COMPANIES (Cost $3,963,228)	$4,215,825

SHORT TERM INVESTMENTS—19.3%
Money Market Funds—19.3%
1,285,888	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (b)(c)	$1,285,888
330,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	330,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,615,888)	$1,615,888

	TOTAL INVESTMENTS (Cost $5,579,116)—69.8%	$5,831,713
	Other Assets in Excess of Liabilities—30.2%	2,526,009

	TOTAL NET ASSETS—100.0%	$8,357,722

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,615,888.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	4.3600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	692	$1,379,396	$(82,726)
Total return of Russell 2000® Index	3.5500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	4,828	8,918,489	181,257

					$10,297,885	$98,531

Direxion Monthly Small Cap Bear 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS—40.6%
Money Market Funds—40.6%
1,660,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (a)(b)	$1,660,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,660,000)	$1,660,000

	TOTAL INVESTMENTS (Cost $1,660,000)—40.6%	$1,660,000
	Other Assets in Excess of Liabilities—59.4%	2,425,962

	TOTAL NET ASSETS—100.0%	$4,085,962

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,660,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.3500 % representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	3,791	$6,641,093	$(500,639)

					$6,641,093	$(500,639)

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES—34.0%
18,000	iShares 7-10 Year Treasury Bond ETF (a)	$1,756,980

	TOTAL INVESTMENT COMPANIES (Cost $1,844,262)	$1,756,980

SHORT TERM INVESTMENTS—28.7%
Money Market Funds—28.7%
745,861	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (b)(c)	$745,861
741,472	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (b)(c)	741,472

	TOTAL SHORT TERM INVESTMENTS (Cost $1,487,333)	$1,487,333

	TOTAL INVESTMENTS (Cost $3,331,595)—62.7%	$3,244,313
	Other Assets in Excess of Liabilities—37.3%	1,930,622

	TOTAL NET ASSETS—100.0%	$5,174,935

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,487,333.

Long Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	3.9500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	40,883	$3,906,687	$83,595
Total return of iShares 7-10 Year Treasury Bond ETF	4.3500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	33,907	3,417,366	(130,361)

					$7,324,053	$(46,766)

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund Schedule of Investments (Unaudited) November 30, 2022
Shares		Fair Value
SHORT TERM INVESTMENTS—27.4%
Money Market Funds—27.4%
430,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.66% (a)(b)	$430,000
450,000	Invesco Government & Agency Portfolio Institutional Shares, 3.73% (a)(b)	450,000

	TOTAL SHORT TERM INVESTMENTS (Cost $880,000)	$880,000

	TOTAL INVESTMENTS (Cost $880,000)—27.4%	$880,000
	Other Assets in Excess of Liabilities—72.6%	2,330,344

	TOTAL NET ASSETS—100.0%	$3,210,344

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $880,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3.7500 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	12,836	$1,243,635	$(20,818)
2.9000 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/14/2022	44,712	4,530,570	175,514

					$5,774,205	$154,696

Hilton Tactical Income Fund Schedule of Investments (Unaudited) November 30, 2022
Shares/Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS—43.7%
	U.S. Treasury Note
1,135,000	1.50%, 03/31/2023	$1,123,820
5,275,000	3.00%, 06/30/2024	5,148,792
6,570,000	4.25%, 09/30/2024	6,546,646
3,455,000	2.63%, 03/31/2025	3,334,615
8,235,000	2.88%, 04/30/2025	7,973,796
7,935,000	4.25%, 10/15/2025	7,956,697
1,780,000	2.00%, 11/15/2026	1,651,228
2,320,000	2.75%, 04/30/2027	2,210,525
2,015,000	3.25%, 06/30/2027	1,959,902
9,750,000	4.13%, 09/30/2027	9,855,498
1,515,000	5.50%, 08/15/2028	1,637,028
1,140,000	3.25%, 06/30/2029	1,102,193

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $51,203,868)	$50,500,740

COMMON STOCKS—26.6%
Beverages—3.1%
12,615	PepsiCo, Inc.	2,340,209
19,065	The Coca-Cola Co.	1,212,724

		3,552,933

Capital Markets—0.6%
8,070	Ares Management Corp.	632,607

Commercial Services & Supplies—1.2%
10,265	Republic Services, Inc.	1,429,812

Communications Equipment—1.4%
31,130	Cisco Systems, Inc.	1,547,784

Equity REITs—3.3%
6,360	Alexandria Real Estate Equities, Inc.	989,680
8,775	Crown Castle International Corp.	1,241,048
40,790	Four Corners Property Trust, Inc.	1,107,041
5,150	The Blackstone Group, Inc.	471,379

		3,809,148

Food & Staples Retailing—1.3%
9,560	Walmart, Inc.	1,457,135

Food Products—0.5%
6,940	McCormick & Co., Inc.	591,149

Health Care Equipment & Supplies—0.5%
4,980	Zimmer Biomet Holdings, Inc.	598,098

Health Care Providers & Services—1.9%
3,265	AmerisourceBergen Corp.	557,303
2,965	UnitedHealth Group, Inc.	1,624,108

		2,181,411

Hotels, Restaurants & Leisure—1.0%
4,355	McDonald’s Corp.	1,188,000

Household Products—0.9%
13,725	Colgate-Palmolive Co.	1,063,413

IT Services—2.9%
3,530	Accenture PLC (Ireland)	1,062,283
12,230	Booz Allen Hamilton Holding Corp.	1,301,272
8,750	Thomson Reuters Corp. (Canada)	1,030,050

		3,393,605

Mortgage REITs—0.5%
28,095	Starwood Property Trust, Inc.	601,514

Multiline Retail—1.0%
4,995	Dollar General Corp.	1,277,122

Pharmaceuticals—2.8%
22,390	AstraZeneca PLC (United Kingdom)	1,521,848
5,020	Merck & Co., Inc.	552,803
27,631	Roche Holding AG (Switzerland)	1,130,661

		3,205,312

Software—1.8%
8,135	Microsoft Corp.	2,075,564

Technology Hardware, Storage & Peripherals—1.9%
14,785	Apple, Inc.	2,188,623

	TOTAL COMMON STOCKS (Cost $24,013,288)	$30,793,230

CORPORATE BONDS—14.9%
Aerospace & Defense—1.0%
	Lockheed Martin Corp.
615,000	3.55%, 01/15/2026	$600,783
	Raytheon Technologies Corp.
600,000	4.13%, 11/16/2028	580,884

		1,181,667

Banks—1.0%
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	568,100
	U.S. Bancorp
560,000	5.73%, 10/21/2026	571,720

		1,139,820

Biotechnology—0.4%
	Amgen, Inc.
510,000	2.60%, 08/19/2026	475,584

Capital Markets—1.6%
	B Riley Financial, Inc.
12,615	6.50%, 09/30/2026	293,047
	BlackRock, Inc.
490,000	3.50%, 03/18/2024	483,031
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	166,789
	Gladstone Investment Corp.
10,045	5.00%, 05/01/2026	233,345
	Ready Capital Corp.
11,085	5.75%, 02/15/2026	259,500
	The Charles Schwab Corp.
400,000	4.63%, 03/22/2030	394,474

		1,830,186

Chemicals—0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	440,680

Communications Equipment—0.8%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	875,358

Consumer Finance—0.5%
	American Express Co.
610,000	3.38%, 05/03/2024	597,915

Diversified Financial Services—0.9%
	Berkshire Hathaway, Inc.
600,000	3.13%, 03/15/2026	578,747
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	514,916

		1,093,663

Food & Staples Retailing—0.7%
	Walmart, Inc.
815,000	3.95%, 09/09/2027	809,454

Household Products—0.3%
	Colgate-Palmolive Co.
305,000	3.10%, 08/15/2025	296,334

Interactive Media & Services—0.5%
	Alphabet, Inc.
600,000	3.38%, 02/25/2024	598,524

Internet & Direct Marketing Retail—0.8%
	Amazon.com, Inc.
880,000	4.60%, 12/01/20245	882,543

IT Services—1.4%
	Equinix, Inc.
765,000	2.63%, 11/18/2024	728,202
	Fiserv, Inc.
610,000	2.75%, 07/01/2024	587,145
	PayPal Holdings, Inc.
350,000	3.90%, 06/01/2027	339,725

		1,655,072

Pharmaceuticals—1.4%
	Bristol-Myers Squibb Co.
720,000	2.90%, 07/26/2024	700,214
	GlaxoSmithKline Capital PLC (United Kingdom)
610,000	3.00%, 03/07/2024	595,691
	Merck & Co., Inc.
290,000	2.90%, 03/07/2024	284,211

		1,580,116

Semiconductors & Semiconductor Equipment—0.5%
	Intel Corp.
620,000	3.40%, 03/25/2025	604,970

Software—1.5%
	Microsoft Corp.
900,000	3.13%, 11/03/2025	874,704
	Oracle Corp.
345,000	2.88%, 03/25/2031	288,208
	salesforce.com, Inc.
580,000	3.25%, 04/11/2023	578,262

		1,741,174

Specialty Retail—0.5%
	Lowe’s Companies, Inc.
575,000	4.40%, 09/08/2025	570,717

Technology Hardware, Storage & Peripherals—0.7%
	Apple, Inc.
880,000	3.20%, 05/13/2025	855,208

	TOTAL CORPORATE BONDS (Cost $17,565,025)	$17,228,985

INVESTMENT COMPANIES—8.1%
28,245	Ares Capital Corp.	$555,015
8,355	Energy Select Sector SPDR Fund	761,558
35,565	Janus Henderson AAA CLO ETF	1,756,200
61,345	Utilities Select Sector SPDR Fund	4,381,873
24,590	Vanguard Short-Term Corporate Bond ETF	1,856,545

	TOTAL INVESTMENT COMPANIES (Cost $9,118,400)	$9,311,191

PREFERRED STOCKS—2.9%
Banks—1.3%
	Bank of America Corp.
22,415	5.00%, 09/17/2024	$469,146
	Pinnacle Financial Partners, Inc.
18,390	6.75%, 09/01/2025	452,762
	Wells Fargo & Co.
13,725	4.25%, 09/15/2026	233,050
	Wintrust Financial Corp.
15,505	6.88%, 07/15/2025	390,726

		1,545,684

Capital Markets—0.9%
	Arbor Realty Trust, Inc.
1,000	6.25%, 08/11/2026	179,800
	Atlantic Union Bankshares Corp.
18,250	6.88%, 09/01/2025	454,425
	WesBanco, Inc.
17,560	6.75%, 11/15/2025	440,932

		1,075,157

Equity REITs—0.3%
	Gladstone Commercial Corp.
15,460	6.63%, 10/31/2024	307,654

Insurance—0.4%
	The Allstate Corp.
22,140	5.10%, 10/15/2024	481,323

	TOTAL PREFERRED STOCKS (Cost $3,716,283)	$3,409,818

	Total Investments—96.2% (Cost $105,616,864)	$111,243,964
	Other Assets in Excess of Liabilities—3.8%	4,443,662

	Total Net Assets—100.0%	$115,687,626

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

REIT—Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$46,683,052	$2,780,000	$6,857,531	$278,392	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	765,670	244,326	224,220	32,286	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	61,435,451	59,611,868	124,177,992	12,071,276	—
Direxion Monthly S&P 500® Bull 1.75X Fund	36,593,208	18,190,000	23,202,198	2,793,268	—
Direxion Monthly S&P 500® Bear 1.75X Fund	—	3,990,000	6,238,450	—	(1,170,473)
Direxion Monthly Small Cap Bull 1.75X Fund	4,215,825	1,615,888	2,435,186	181,257	(82,726)
Direxion Monthly Small Cap Bear 1.75X Fund	—	1,660,000	2,989,980	—	(500,639)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1,756,980	1,487,333	1,990,744	83,595	(130,361)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	880,000	2,176,607	175,514	(20,818)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$50,500,740	$—	$—	$50,500,740
Common Stocks	30,793,230	—	—	30,793,230
Corporate Bonds	—	17,228,985	—	17,228,985
Investment Companies	9,311,191	—	—	9,311,191
Preferred Stocks	3,409,818	—	—	3,409,818

For further detail on each asset class, see Schedule of Investments.